12. Operating Lease Right-of-use Assets and Operating Lease Liability (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of operating Right-of-use asset and liability

Right-of-use asset is summarized below:

	December 31, 2020	December 31, 2019
Office lease	$157,213	$157,213
Less: accumulated amortization	(70,655)	(28,814)
Right-of-use asset, net	$86,558	$128,399

Operating Lease liability is summarized below:

	December 31, 2020	December 31, 2019
Office lease	$94,671	$138,940
Less: current portion	(53,384)	(44,270)
Long term portion	$41,287	$94,670

Schedule of maturity of lease liabilities

Maturity of lease liability is as follows:

Year ending December 31, 2021	$64,048
Year ending December 31, 2022	43,655
Total future minimum lease payment	107,703
Imputed interest	(13,032)
Lease Obligation, net	$94,671